Segment Information - Summary of Making Decisions Regarding the Allocation of Resources and to Assess Performance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Line Items]
Revenue	€ 1,085,354	€ 983,680	€ 843,920
Cost of sales	745,461	663,879	578,515
Gross Profit	339,893	319,801	265,405
Other operating income	10,423	18,850	9,386
Selling and Marketing expenses	24,978	26,086	20,448
Research and Development expenses	35,672	34,387	29,616
General and Administrative expenses	88,946	85,747	62,502
Operating Profit	200,720	192,431	162,225
Depreciation and amortization	78,480	64,822	56,383
Total assets	2,071,577	1,659,698
Total liabilities	938,931	663,788
External Customers
Segment Information [Line Items]
Revenue	1,085,354	983,680	843,920
Adjustments, Eliminations and Unallocated Items
Segment Information [Line Items]
Revenue	(168,790)	(117,057)	(70,113)
Cost of sales	(140,196)	(97,317)	(63,393)
Gross Profit	(28,594)	(19,740)	(6,720)
Other operating income	(223)	(148)
Selling and Marketing expenses	60	11,369	9,516
Research and Development expenses	599	2,676	1,886
General and Administrative expenses	10,998	(2,500)	(8,392)
Operating Profit	(40,474)	(31,433)	(9,730)
Depreciation and amortization	(661)	(1,170)	(1,760)
Total assets	(82,822)	29,723
Total liabilities	(118,067)	104,069
Adjustments, Eliminations and Unallocated Items | Inter-Segment
Segment Information [Line Items]
Revenue	(168,790)	(117,057)	(70,113)
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Segment Information [Line Items]
Revenue	881,337	801,237	695,172
Cost of sales	591,107	526,370	465,304
Gross Profit	290,230	274,867	229,868
Other operating income	10,630	18,985	9,386
Selling and Marketing expenses	20,970	12,287	7,736
Research and Development expenses	27,653	25,169	23,467
General and Administrative expenses	64,658	73,816	58,996
Operating Profit	187,579	182,580	149,055
Depreciation and amortization	75,320	62,401	54,487
Total assets	1,614,801	1,259,124
Total liabilities	658,954	511,022
Biopharmaceutical and Diagnostic Solutions | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	879,288	799,652	694,038
Biopharmaceutical and Diagnostic Solutions | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	2,049	1,585	1,134
Engineering | Operating Segments
Segment Information [Line Items]
Revenue	372,807	299,500	218,861
Cost of sales	294,550	234,826	176,604
Gross Profit	78,257	64,674	42,257
Other operating income	16	13
Selling and Marketing expenses	3,948	2,430	3,196
Research and Development expenses	7,420	6,542	4,263
General and Administrative expenses	13,290	14,431	11,898
Operating Profit	53,615	41,284	22,900
Depreciation and amortization	3,821	3,591	3,656
Total assets	539,598	370,851
Total liabilities	398,044	256,835
Engineering | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	206,066	184,028	149,882
Engineering | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	166,741	115,472	68,979
Total Segments | Operating Segments
Segment Information [Line Items]
Revenue	1,254,144	1,100,737	914,033
Cost of sales	885,657	761,196	641,908
Gross Profit	368,487	339,541	272,125
Other operating income	10,646	18,998	9,386
Selling and Marketing expenses	24,918	14,717	10,932
Research and Development expenses	35,073	31,711	27,730
General and Administrative expenses	77,948	88,247	70,894
Operating Profit	241,194	223,864	171,955
Depreciation and amortization	79,141	65,992	58,143
Total assets	2,154,399	1,629,975
Total liabilities	1,056,998	767,857
Total Segments | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	1,085,354	983,680	843,920
Total Segments | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	€ 168,790	€ 117,057	€ 70,113